Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Discount rate [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
1% increase	$ (53,058)	$ (45,385)
1% decrease	67,549	57,745
Discount rate [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
1% increase	(3,486)	(2,751)
1% decrease	4,351	3,576
Future salary growth [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
1% increase	10,423	9,856
1% decrease	(9,165)	(8,874)
Future salary growth [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
1% increase
1% decrease
Medical and dental trend rates [Member] | Pension [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
1% increase
1% decrease
Medical and dental trend rates [Member] | Other [Member]
Employee Benefit Plans (Details) - Schedule of impact on defined benefit obligation from one percent increase or decrease change in assumptions [Line Items]
1% increase	2,222	2,018
1% decrease	$ (1,839)	$ (1,531)